Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

23Earnings per share

Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants and the weighted average number of ordinary shares that would be issued on conversion of the convertible debt. If there is a net loss after taxes, the number of diluted shares is equal to the basic shares.

The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2023	2022	2021
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	6,722	(2,123)	13,154
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	6,722	(2,123)	13,154

The warrants are dilutive at December 31, 2023. The warrants were antidilutive as per December 31, 2022 and were dilutive as per December 31, 2021.

The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2023	2022	2021
Weighted average number of ordinary shares for basic earnings per share	59,067	59,064	56,685
Effect of dilution:
Warrants	18	—	158
Weighted average number of ordinary shares adjusted for effect of dilution	59,085	59,064	56,843

The earnings per share are as follows:

	For the year ended December 31
	2023	2022	2021
Earnings per share attributable to the owners of the parent
Basic	0.11	(0.04)	0.23
Diluted	0.11	(0.04)	0.23